Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments and Hedging Activities [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 7 — DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative instruments to manage commodity price risk. The Company enters into derivatives to economically hedge its exposure against adverse fluctuations of commodity prices. Generally, derivative instruments are recorded at fair value in other current assets or current liabilities in the Company’s consolidated balance sheets.

The Company’s current assets that was accounted for at fair value:

	As of December 31,
	2024	2025
	US$’000	US$’000
Current assets
– Margin deposits	685	582
	685	582

Margin deposits relate to deposits placed with brokerage companies for derivative instruments entered into for the purpose of managing the Company’s commodity price risk.

The Company estimates fair values based on exchange quoted prices from broker market transactions. In such cases, these derivative contracts are classified within Level 2.

The Effect of Derivative Instruments on the Consolidated Statements of Income

The table below summarizes the net effect of derivative instruments on the consolidated statements of income for the financial years ended December 31, 2023, 2024 and 2025.

	Financial Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Income statement classification
Cost of revenue	2,433	(1,583)	(107)